Share-Based Compensation to Employees (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 09, 2024	Jun. 26, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee compensation expenses (in Shares)		231,909
Aggregate purchase price				$ 80,000	$ 878
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses			$ 1,745		$ 2
Common Class B [Member] | Mr. Bing Zhang [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
issued shares (in Shares)	500,000
Aggregate purchase price	$ 500